Segments - Financial Information of Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue:
Revenues	$ 687,570	$ 665,366	$ 672,695	$ 660,224	$ 680,171	$ 656,896	$ 661,895	$ 639,062	$ 2,685,855	$ 2,638,024	$ 2,491,325
Depreciation and Amortization (Included in Operating Income):
Depreciation and Amortization									180,284	182,422	171,908
Operating Income:
Operating Income	128,760	123,426	134,738	93,290	125,142	117,292	121,499	114,242	480,214	478,175	468,128
Capital Expenditures:
Capital Expenditures									127,705	128,429	120,122
Assets:
Assets	3,486,264				3,448,153				3,486,264	3,448,153	3,227,518
Operating Segments [Member] | Unified Communications [Member]
Revenue:
Revenues									1,603,311	1,566,129	1,481,336
Depreciation and Amortization (Included in Operating Income):
Depreciation and Amortization									98,876	97,940	95,653
Operating Income:
Operating Income									399,821	403,711	385,690
Capital Expenditures:
Capital Expenditures									66,575	71,084	67,713
Assets:
Assets	1,734,585				1,702,053				1,734,585	1,702,053	1,676,887
Operating Segments [Member] | Communication Services [Member]
Revenue:
Revenues									1,119,809	1,084,319	1,021,188
Depreciation and Amortization (Included in Operating Income):
Depreciation and Amortization									81,408	84,482	76,255
Operating Income:
Operating Income									80,393	74,464	82,438
Capital Expenditures:
Capital Expenditures									46,400	47,671	40,302
Assets:
Assets	1,317,879				1,364,661				1,317,879	1,364,661	1,322,682
Intersegment Eliminations [Member]
Revenue:
Revenues									(37,265)	(12,424)	(11,199)
Corporate [Member]
Capital Expenditures:
Capital Expenditures									14,730	9,674	12,107
Assets:
Assets	$ 433,800				$ 381,439				$ 433,800	$ 381,439	$ 227,949